Cover	Dec. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2020
Entity Registrant Name	CHRISTOPHER & BANKS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31390
Entity Tax Identification Number	06-1195422
Entity Address, Address Line One	2400 Xenium Lane North
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	763
Local Phone Number	551-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	CBKC
Entity Emerging Growth Company	false
Entity Central Index Key	0000883943
Amendment Flag	false